Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 164,120	$ 137,770
Money market instruments	37,185	19,716
Cash and cash equivalents	201,305	157,486
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $1,099,658 and $801,147 at December 31, 2012 and 2011, respectively)	1,114,454	820,645
Securities held-to-maturity, at amortized cost (fair value of $410,705 and $834,574 at December 31, 2012 and 2011, respectively)	401,390	820,224
Other investment securities	65,907	67,604
Total investment securities	1,581,751	1,708,473
Total loans	4,450,322	4,317,099
Allowance for loan losses	(55,537)	(68,444)
Net loans	4,394,785	4,248,655
Other assets:
Bank owned life insurance	161,069	154,567
Goodwill	72,334	72,334
Other intangibles	337	2,509
Premises and equipment, net	53,751	53,741
Accrued interest receivable	19,710	19,697
Other real estate owned	35,718	42,272
Mortgage loan servicing rights	7,763	9,301
Other	114,280	120,748
Assets held for sale	0	382,462
Total other assets	464,962	857,631
Total assets	6,642,803	6,972,245
Deposits:
Non-interest bearing	1,137,290	995,733
Interest bearing	3,578,742	3,469,381
Total deposits	4,716,032	4,465,114
Short-term borrowings	344,168	263,594
Long-term debt	781,658	823,182
Subordinated debentures/notes	80,250	75,250
Total borrowings	1,206,076	1,162,026
Other liabilities:
Accrued interest payable	3,459	4,916
Other	66,870	61,639
Liabilities held for sale	0	536,186
Total other liabilities	70,329	602,741
Total liabilities	5,992,437	6,229,881
Commitments and Contingencies
Shareholders’ equity:
Preferred shares (200,000 shares authorized; No shares issued at December 31, 2012 and 100,000 shares issued at December 31, 2011 with $1,000 per share liquidation preference)	0	98,146
Common shares, no par value (20,000,000 shares authorized; 16,150,987 and 16,151,021 shares issued at December 31, 2012 and 2011, respectively)	302,654	301,202
Common share warrants	0	4,297
Accumulated other comprehensive income (loss), net	(17,518)	(8,831)
Retained earnings	441,605	424,557
Less: Treasury shares (738,989 and 745,109 shares at December 31, 2012 and 2011, respectively)	(76,375)	(77,007)
Total shareholders’ equity	650,366	742,364
Total liabilities and shareholders’ equity	$ 6,642,803	$ 6,972,245